UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York           August 12, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total: $747,469
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                   Name
--------------------                   ----

(1) 28-10548                           SLS Offshore Fund, Ltd.



FORM 13F INFORMATION TABLE

 COL 1                COL 2              COL 3      COL 4         COL 5                COL 6          COL 7       COL 8
                                                                                INVESTMT   INVESTMT
                                                  VALUE    SHARES OR  SH/ PUT/  DISCRETN   DISCRETN  OTHER   VOTING  AUTHORITY
NAME OF ISSUER       TITLE OF CLASS    CUSIP      (X1000)  PRN AMT    PRN CALL  SOLE       SHARED    MGRS   SOLE       SHARED   NONE
--------------       --------------    -----      -------  -------    --- ----  ----       ------    ----   ----       ------   ----
Allmerica Finl Corp. COM               019754100  62,585   1,687,392  SH        1,204,496  482,896   (1)    1,204,496   482,896
Loews Corp           COM               540424108  54,800     707,100  SH          568,777  138,323   (1)      568,777   138,323
Pnc Finl Svcs        COM               693475105  41,711     765,900  SH          553,283  212,617   (1)      553,283   212,617
Ceridian Corp new    COM               156779100  23,480   1,205,350  SH          786,513  418,837   (1)      786,513   418,837
Instinet Group Inc   COM               457750107  22,590   4,311,086  SH        3,453,907  857,179   (1)    3,453,907   857,179
Ashland Inc          COM               044204105  22,295     310,210  SH          230,166   80,044   (1)      230,166    80,044
Brink's Co           COM               109696104  22,022     611,730  SH          492,084  119,646   (1)      492,084   119,646
Freescale
  Semiconductor Inc  COM CLA           35687M107  21,035   1,001,200  SH          540,162  461,038   (1)      540,162   461,038
Williams Co Inc Del  COM               969457100  20,754   1,092,300  SH          859,970  232,330   (1)      859,970   232,330
Cablevision
  Sys Corp.          CLA NY CABLVS     12686C109  20,579     639,100  SH          512,747  126,353   (1)      512,747   126,353
Mylan Labs Inc       COM               628530107  20,287   1,054,400  SH          744,436  309,964   (1)      744,436   309,964
Viacom Inc           CL B              925524308  20,211     631,200  SH          507,783  123,417   (1)      507,783   123,417
Streettracks
  Gold Tr            GOLD SHS          863307104  19,988     460,133  SH          370,122   90,011   (1)      370,122    90,011
Circuit City
  Store Inc.         COM               172737108  19,787   1,144,430  SH          920,663  223,767   (1)      920,663   223,767
Washington Group
  Intl Inc           COM NEW           938862208  19,206     375,708  SH          278,973   96,735   (1)      278,973    96,735
Morgan Stanley       COM NEW           617446448  18,574     354,000  SH          284,784   69,216   (1)      284,784    69,216
Allied Waste
  Inds Inc           COM PAR $.01 NEW  019589308  18,388   2,318,760  SH        1,865,251  453,509   (1)    1,865,251   453,509
Aetna Inc New        COM               00817Y108  18,254     220,400  SH          161,596   58,804   (1)      161,596    58,804
Sprint Corp          COM FON           852061100  18,148     723,300  SH          520,351  202,949   (1)      520,351   202,949
Readers Digest
  Assn Inc           COM               755267101  17,618   1,067,750  SH          798,221  269,529   (1)      798,221   269,529
Pharmaceutical
  Hldrs Tr           DEPOSITRY RCPT    71712A206  17,201     234,600  SH          184,591   50,009   (1)      184,591    50,009
Occidental Pet
  Corp Del           COM               674599105  16,917     219,900  SH          173,137   46,763   (1)      173,137    46,763
Pogo Producing Co    COM               730448107  16,916     325,800  SH          256,595   69,205   (1)      256,595    69,205
Sears Hldgs          COM               812350106  16,776     111,940  SH           72,256   39,684   (1)       72,256    39,684
Fomento Economico
  Mexicano S         SPON ADR UNITS    344419106  14,511     243,600  SH          196,014   47,586   (1)      196,014    47,586
Lakes Enmnt Inc      COM               51206P109  12,750     827,895  SH          671,625  156,270   (1)      671,625   156,270
Harley Davidson Inc  COM               412822108  11,901     239,930  SH          192,649   47,281   (1)      192,649    47,281
Freescale
  Semiconductor Inc  CLB               35687M206  10,986     518,700  SH          415,442  103,258   (1)      415,442   103,258
SpectraSite Inc      COM               84761M104  10,472     140,700  SH          112,805   27,895   (1)      112,805    27,895
American Tower Corp  CLA               029912201  10,439     496,600  SH          398,137   98,463   (1)      398,137    98,463
Fleetwood
  Enterprises Inc    COM               339099103  10,221   1,007,010  SH          726,491  280,519   (1)      726,491   280,519
Louisiana Pac Corp   COM               546347105  10,057     409,170  SH          328,157   81,013   (1)      328,157    81,013
Diana Shipping Inc   COM               Y2066G104   9,696     662,289  SH          497,436  164,853   (1)      497,436   164,853
Renovis Inc          COM               759885106   9,635     631,007  SH          456,363  174,644   (1)      456,363   174,644
Alliance
  Gaming Corp        COM NEW           01859P609   9,379     669,000  SH          538,182  130,818   (1)      538,182   130,818
Cost Plus Inc Calif  COM               221485105   9,053     363,000  SH          292,025   70,975   (1)      292,025    70,975
Danielson Hldg Corp  COM               236274106   7,521     618,000  SH          497,165  120,835   (1)      497,165   120,835
OccuLogix Inc        COM               67461T107   7,291     868,991  SH          688,547  180,444   (1)      688,547   180,444
Sovereign
  Bancorp Inc        COM               845905108   6,865     307,300  SH          194,743  112,557   (1)      194,743   112,557
Grace WR and Co.
  Del New            COM               38388F108   6,490     833,150  SH          651,455  181,695   (1)      651,455   181,695
Walter Inds Inc      COM               93317Q105   6,104     151,840  SH          121,765   30,075   (1)      121,765    30,075
Stolt Offshore SA    SP ADR REG COM    861567105   4,427     488,055  SH          390,064   97,991   (1)      390,064    97,991
Cenveo Inc           COM               15670S105   3,992     528,000  SH          424,138  103,862   (1)      424,138   103,862
Medis Technologies
  Ltd                COM               58500P107   3,822     230,232  SH          190,579   39,653   (1)      190,579    39,653
Radyne Corp          COM NEW           750611402   1,735     200,000  SH          200,000        0   NONE     200,000         0


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02740.0001 #589925